SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	0 Months Ended	12 Months Ended
	Jul. 31, 2012 item	Dec. 31, 2014 USD ($) Office	Dec. 31, 2014 CNY Office	Dec. 31, 2013 CNY Office	Dec. 31, 2012 CNY	Dec. 31, 2014 CENTURY 21 franchise rights	Dec. 31, 2014 Customer relationships Minimum	Dec. 31, 2014 Customer relationships Maximum	Dec. 31, 2014 Real estate listing databases	Dec. 31, 2014 Trademark	Dec. 31, 2014 Sub-franchisee base	Dec. 31, 2014 Mortgage credit license
Intangible assets
Initial contractual period						25 years
Useful lives of intangible assets						25 years	7 years	10 years	10 years	10 years	2 years 10 months 24 days	18 years 8 months 12 days
Goodwill and indefinite-lived intangible assets
Goodwill impairment losses			0	20,384,000	10,755,000
Impairment losses for indefinite-lived intangible assets			0	0	0
Impairment of long-lived assets
Impairment losses for long-lived assets			0	0	0
Revenue recognition
Initial franchise fees			6,900,000	2,500,000	5,400,000
Number of franchised sales offices		720	720	675
Number of company-owned sales offices		89	89	250
Management fee income of NAF, as a percentage of marketing fees collected from franchisees		15.00%	15.00%
Cash flows from operating activities:
Loan issuance through property refinancing activities			(398,092,000)
Receipt of loan principals through property refinancing activities			222,550,000
Transfer of loans through property refinancing activities			577,632,000
Repurchase of loans through property refinancing activities			(405,820,000)
Interests received from borrowers			42,330,000
Interests paid to investors			(16,783,000)
Cash flows from investing activities:
Receipt of loan principals through original property refinancing activities			24,900,000
Cash flow from financing activities:
Transfer of loans through original property refinancing activities		601,000	3,730,000	74,370,000
Repurchase of loans through original property refinancing activities		(3,575,000)	(22,180,000)	(62,143,000)
Loans receivable and allowance for loans receivable
Contractually past due days of monthly interest payments when interest accrual ceases		90 days	90 days
Advertising expenses
Advertising-related expenses			26,400,000	45,900,000	25,200,000
Business taxes, value added taxes and related surcharges
Minimum term of Business tax and related surcharges rate		5.60%	5.60%
Maximum term of Business tax and related surcharges rate		5.65%	5.65%
Number of provinces and cities in which business tax was replaced with a value-added tax	8
VAT tax rate for subsidiaries located in Beijing (as a percent)		6.00%	6.00%